Schedule of Number of Restricted Stock Units (Detail) - Restricted Stock Units (RSUs) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	198,285	204,277	211,618
Granted	74,908	64,223	91,230
Shares issued	(58,186)	(56,184)	(84,342)
Cancelled/Forfeited/Expired	(10,455)	(14,031)	(14,229)
Outstanding at end of year	204,552	198,285	204,277